Segment Information (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 19,741,709	$ 26,969,417
Foreign Countries [Member]
Revenues	524,804	0
Revenue From China [Member]
Revenues	$ 19,216,905	$ 26,969,417